Significant Accounting Policies and Recent Accounting Pronouncements, textuals 2 (Details)	12 Months Ended
	Dec. 31, 2012 [DrybulkersMember]	Dec. 31, 2012 [BuildingMember]	Dec. 31, 2012 [OfficeEquipmentMember]	Dec. 31, 2012 [VehiclesMember]	Dec. 31, 2012 [ComputerEquipmentMember]	Dec. 31, 2012 [SoftwareMember]	Dec. 31, 2010 [ContainershipsMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	25 years	55 years	5 years	5 years	3 years	3 years	30 years